Goodwill and Intangible Assets - Summary of Movement in Intangible Assets (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance		₨ 32,748
Ending balance		27,450	$ 321	₨ 32,748
Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		55,644		61,737
Acquisition through Business combinations (Refer to Note 7)		1,896		946
Deductions/adjustments		(6,619)		(7,811)
Translation adjustment		1,262		772
Ending balance		52,183		55,644
Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		22,896		18,692
Amortization and impairment	[1]	7,909		11,756	[2]
Deductions/adjustments		(6,619)		(7,811)
Translation adjustment		547		259
Ending balance		24,733		22,896
Net carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		32,748
Ending balance		27,450		32,748
Customer related intangibles [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		43,672		49,813
Acquisition through Business combinations (Refer to Note 7)		1,896		556
Deductions/adjustments		(4,101)		(7,306)
Translation adjustment		994		609
Ending balance		42,461		43,672
Customer related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		18,281		15,417
Amortization and impairment	[1]	6,327		9,961	[2]
Deductions/adjustments		(4,101)		(7,306)
Translation adjustment		443		209
Ending balance		20,950		18,281
Customer related intangibles [member] | Net carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		25,391
Ending balance		21,511		25,391
Marketing related intangibles [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		11,972		11,924
Acquisition through Business combinations (Refer to Note 7)		0		390
Deductions/adjustments		(2,518)		(505)
Translation adjustment		268		163
Ending balance		9,722		11,972
Marketing related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		4,615		3,275
Amortization and impairment	[1]	1,582		1,795	[2]
Deductions/adjustments		(2,518)		(505)
Translation adjustment		104		50
Ending balance		3,783		4,615
Marketing related intangibles [member] | Net carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		7,357
Ending balance		₨ 5,939		₨ 7,357

[1]	During the years ended March 31, 2024 and 2025, a decline in the revenue and earnings estimates led to a revision of recoverable value of customer-relationship intangible assets and marketing related intangible assets recognized on business combinations. Consequently, the Company has recognized impairment charge ₹ 1,701 and ₹ 1,155 for the years ended March 31, 2024 and 2025, respectively, as part of amortization and impairment.
[2]	Due to change in estimate of useful life of customer-related intangibles in an earlier business combination, the Company has recognized additional amortization charge of ₹ 2,807 for the year ended March 31, 2024, as part of amortization and impairment.